SCHEDULE OF INVENTORIES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 862,324	$ 12,715
Finished goods	710,006	975,651
Inventory valuation allowance	(106)	(1,079)
Total inventory, net	$ 1,572,224	$ 987,287